Fair Value Measurements - Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Derivative instruments and embedded derivatives	CAD 12	CAD 1
Recurring Fair Value Measurement [member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	722	1,153
Marketable equity securities	94	95
Debt securities	71	79
Settlements receivable	687	631
Derivative instruments and embedded derivatives	126	142
Financial assets	1,700	2,100
Level 1 [member] | Recurring Fair Value Measurement [member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	722	1,153
Marketable equity securities	94	95
Debt securities	67	68
Financial assets	883	1,316
Level 2 [member] | Recurring Fair Value Measurement [member]
Disclosure of fair value measurement of assets [line items]
Settlements receivable	687	631
Derivative instruments and embedded derivatives	126	142
Financial assets	813	773
Level 3 [member] | Recurring Fair Value Measurement [member]
Disclosure of fair value measurement of assets [line items]
Debt securities	4	11
Financial assets	CAD 4	CAD 11